SUMMARY OF STOCK OPTION ACTIVITY OUTSTANDING AND EXERCISABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Options outstanding number of shares	17,380,000	14,400,000
Options exercisable number of shares	12,464,000
Options outstanding weighted-average contractual life in years	9 years 1 month 17 days
Options exercisable weighted-average contractual life in years	8 years 7 months 9 days
Options exercisable weighted-average exercise price	$ 0.1776
Options exercisable Intrinsic value